Pay vs Performance Disclosure		12 Months Ended						36 Months Ended
		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)		Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

Under rules adopted pursuant to the Dodd-Frank Act, ConocoPhillips is required to calculate and disclose in a tabular format the “Compensation Actually Paid” (“CAP”) to the CEO and average CAP to all other NEOs. The rules also require ConocoPhillips disclose in the table the most important other financial performance measure that is measured over the most recently completed year and that is used by the company to link company performance and compensation (as reflected in CAP) to the NEOs for that year. We have determined that relative TSR (see “Measuring Performance – Performance Peer Group” on page 81) is such measure for 2022.(1) Compensation decisions at ConocoPhillips are made in accordance with the philosophy and process described in the “Compensation Discussion and Analysis” beginning on page 62 of this Proxy Statement. CAP is a supplemental measure that is defined by rules adopted pursuant to the Dodd-Frank Act and does not necessarily reflect the value actually realized by our executives, and does not replace the performance measures or philosophy and strategy of compensation-setting discussed in the Compensation Discussion and Analysis (see pages 62-94).

Given a significant proportion of compensation paid to our CEO and other NEOs is equity based, the values in the columns for “Compensation Actually Paid” are significantly influenced by the fair market value of ConocoPhillips stock on the last trading day of each fiscal year as required by rules adopted pursuant to the Dodd-Frank Act. For example, the fair market value of ConocoPhillips stock increased from December 31, 2021 ($72.17) to December 30, 2022 ($117.11) by over 62%, which significantly increased the values reported for “Compensation Actually Paid” for 2022 in the table below. It should also be noted that a significant proportion of the value reported as “Compensation Actually Paid” is in the form of equity awards that have remaining restrictions on them and that cannot be sold or transferred by executives, which continues to align their compensation with the interest of our stockholders.

(1)	As discussed under “Components of Executive Compensation – Performance-Based Pay Programs” on page 73, the HRCC evaluates performance for purposes of PSP payouts using relative TSR measured over a three-year performance period because a multi-year performance period helps to focus management on longer-term results. Performance-based equity grants under the PSP are the largest individual component of target compensation for the NEOs (see “Philosophy and Principles of our Executive Compensation Program” on page 71). One-year relative TSR is used for purposes of evaluating VCIP payout (see “Process for Determining Executive Compensation – Relative Total Shareholder Return (VCIP and PSP)” beginning on page 80) and was selected because it complies with recent guidance that requires the selected measure to be determined exclusively over the most recently completed fiscal year and that prohibits the use of multi-year performance measures in the table.

				Average	Value of initial fixed $100 investment based on:		Net Income	CSM:
Year	SCT Total[1] for CEO[2]	Compensation Actually Paid[3] to CEO[2]	Average SCT Total[1] for Non- CEO NEOs[4]	Compensation Actually Paid[3] to Non-CEO NEOs[4]	Company TSR[5]	Peer Group TSR[6]	/ (Loss) (Millions of dollars)	1-Year Relative TSR[7]
2022	$19,972,339	$74,688,355	$6,133,798	$14,617,414	$203.11	$183.13	$18,680	43rd
2021	23,886,640	59,903,247	7,379,438	12,790,641	119.06	105.36	8,079	69th
2020	28,054,551	31,889	7,352,737	1,715,641	64.02	66.50	(2,701)	57th

(1)	See “Executive Compensation Tables” beginning on page 96 for additional details of amounts included in SCT total compensation.
(2)	The CEO for each of the reported years is Mr. Lance.
(3)	Compensation Actually Paid (CAP) for the CEO and average CAP for the non-CEO NEOs is determined by making the following adjustments to total compensation shown in the SCT.
CEO SCT Total to CAP Reconciliation	2022		2021		2020
SCT Total	$19,972,339		$23,886,640		$28,054,551
Minus the increase in actuarial present value of pensions shown under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT	–		(2,515,751)		(11,020,463)
Plus the “service cost” of such pensions[a]	1,141,445		1,343,503		1,042,259
Plus the “prior service cost” of such pensions[b]	–		–		–
Minus the grant date fair value of awards shown under the “Stock Awards” column of the SCT[c]	(14,308,868)		(14,405,706)		(12,977,895)
Minus the grant date fair value of awards shown under the “Option Awards” column of the SCT[c]	–		–		–
Plus the year end fair value of equity awards granted during the year and unvested at year end[c]	28,749,127	[d]	28,624,757	[e]	11,981,608 [f]
Plus the vesting date fair value of equity awards granted and vesting during the year[c]	322,229	[g]	755,029	[h]	210,111 [i]
Plus or minus the change in fair value from prior year end to current year end of outstanding equity awards granted in a prior year and unvested at year end[c]	32,947,368	[j]	19,593,032	[k]	(14,414,597)[l]
Plus or minus the change in fair value from prior year end to the vesting date of equity awards granted in a prior year and vesting during the year[c]	4,905,247	[m]	2,171,135	[n]	(3,354,040)[o]
Minus the prior year end fair value of equity awards forfeited during the year[c]	–		–		–
Plus dividends or other earnings paid during the year and prior to the vesting date of any equity awards and not otherwise included in the SCT total	959,468		450,608		510,355
Equals CAP	$74,688,355		$59,903,247		$31,889

Non-CEO NEOs Average SCT Total to Average CAP Reconciliation	2022		2021		2020
Average SCT Total	$6,133,798		$7,379,438		$7,352,737
Minus the average increase in actuarial present value of pensions shown under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT	(289,810)		(62,824)		(1,944,896)
Plus the average “service cost” of such pensions[a]	160,694		133,552		205,051
Plus the average “prior service cost” of such pensions[b]	–		–		–
Minus the average grant date fair value of awards shown under the “Stock Awards” column of the SCT[c]	(3,626,800)		(4,621,581)		(3,740,342)
Minus the grant date fair value of awards shown under the “Option Awards” column of the SCT[c]	–		–		–
Plus the average year end fair value of equity awards granted during the year and unvested at year end[c]	6,490,104	[p]	6,709,767	[q]	3,459,078	[r]
Plus the average vesting date fair value of equity awards granted and vesting during the year[c]	39,272	[s]	408,188	[t]	44,781	[u]
Plus or minus the average change in fair value from prior year end to current year end of outstanding equity awards granted in a prior year and unvested at year end[c]	4,843,066	[v]	2,295,351	[w]	(3,040,850)[x]
Plus or minus the average change in fair value from prior year end to the vesting date of equity awards granted in a prior year and vesting during the year[c]	828,449	[y]	859,306	[z]	(691,948	)aa
Minus the average prior year end fair value of equity awards forfeited during the year[c]	–		(350,375	)ab	–
Plus average dividends or other earnings paid on equity awards during the year and prior to the vesting date and not otherwise included above	38,641		39,819		72,030
Equals CAP	$14,617,414		$12,790,641		$1,715,641

a.	The “service cost” is the actuarial present value of defined benefit pensions that is attributable to services rendered during the year. See “Pension Benefits” starting on page 104 for a description of the formulas for the pension earned each year. Eligible compensation for purposes of this calculation for Mr. Lance is $$6,542,089 for 2022, $6,394,756 for 2021, and $6,394,756 for 2020 and for the Non-CEO NEOs who participated in the pension plans is an average of $2,169,138 for 2022, $1,694,492 for 2021, and $1,531,708 for 2020.
b.	The “prior service cost” is the total additional cost of defined benefit pension benefits for prior years that is attributed to amendments during the year. No such amendments were adopted effective in any of the years shown.
c.	Amounts shown are based on the fair value of awards as determined in accordance with FASB ASC Topic 718. See the “Employee Benefit Plans” section of Note 16 in the Notes to Consolidated Financial Statements in ConocoPhillips’ 2022 Annual Report on Form 10-K for a discussion of the relevant assumptions used in this determination. For options, fair value is determined under FASB ASC Topic 718 using a Black-Scholes-Merton-based methodology and the following assumptions: for December 31, 2019 the model used a risk-free interest rate of 1.64%, a dividend yield of
3.0%, a volatility factor of 27.97% and an expected life of 3.52 years; for February 14, 2020 (the final vesting date of the options granted in 2017) the model used a risk-free interest rate of 1.41%, a dividend yield of 3.0%, a volatility factor of 27.68% and an expected life of 3.39 years. Amounts in the CAP Reconciliation Tables (other than totals shown in the first and last rows) are actual amounts rounded to the nearest dollar, and the total CAP is the sum of the amounts shown. In the following footnotes award descriptions are rounded to the nearest share, and fair values are rounded to the nearest penny.
d.	Includes 101,564 PSP award units granted in 2022 based on initial target, 52,657 Executive Restricted Stock Unit awards granted in 2022, and 30,060 award units related to dividend equivalents on outstanding unvested awards reinvested in 2022, each with a fair value of $117.11 as of December 30, 2022 (the last trading day of 2022). In addition, the incremental value includes projected 61,207 PSP award units related to the 2020 PSP grant as adjusted for actual performance above target through December 31, 2022. For these projected 2020 PSP awards above target, the incremental fair value as of December 30, 2022 equals $117.11 per share because the 2020 PSP award only included target shares at the end of the prior year. The 2022 PSP awards and related reinvested dividend equivalents are shown at target for the year of grant because that is the probable payout as of the end of that year. The 2020 PSP awards vesting and settling in 2023 are adjusted for actual performance because that is the probable payout based on performance through the end of the performance period (ending December 31, 2022) even though the HRCC retained the discretion to adjust the payout until the time of settlement in February of 2023.
e.	Includes 200,722 PSP award units granted in 2021 based on initial target, 104,076 Executive Restricted Stock Unit awards granted in 2021, and 21,936 award units related to dividend equivalents on outstanding unvested awards reinvested in 2021, each with a fair value of $72.17 as of December 31, 2021. In addition, the incremental value includes 69,869 projected PSP award units related to the 2019 PSP grant as adjusted for actual performance above target through December 31, 2021. For these projected 2019 PSP awards above target, the incremental fair value as of December 31, 2021 equals $72.17 per share because the 2019 PSP award only included target shares at the end of the prior year. The 2021 PSP awards and related reinvested dividend equivalents are shown at target for the year of grant because that is the probable payout as of the end of that year. The 2019 PSP awards vesting and settling in 2022 are adjusted for actual performance because that is the probable payout based on performance through the end of the performance period (ending December 31, 2021) even though the HRCC retained the discretion to adjust the payout until the time of settlement in February of 2022.
f.	Includes 143,928 PSP award units granted in 2020 based on initial target, 74,639 Executive Restricted Stock Units granted in 2020, and 25,461 award units related to dividend equivalents on outstanding unvested awards reinvested in 2020, each with a fair value of $39.95 as of December 31, 2020. In addition, the incremental value includes 55,887 projected PSP award units related to the 2018 PSP grant as adjusted for actual performance above target through December 31, 2020. For these projected 2018 PSP awards above target, the incremental fair value as of December 31, 2020 equals $39.95 per share because the 2018 PSP award only included target shares at the end of the prior year. The 2020 PSP awards and related reinvested dividend equivalents are shown at target for the year of grant because that is the probable payout as of the end of that year. The 2018 PSP awards vesting and settling in 2021 are adjusted for actual performance because that is the probable payout based on performance through the end of the performance period (ending December 31, 2020) even though the HRCC retained the discretion to adjust the payout until the time of settlement in February of 2021.
g.	Includes 2,115 restricted stock units related to the Executive Restricted Stock Unit Program award granted in 2022 for which restrictions were lapsed on November 29, 2022 to satisfy required tax withholding, with a fair value of $125.38 as of the vesting date. Also includes 160 award units related to dividend equivalents on outstanding 2019 Executive Restricted Stock Unit awards that were reinvested in 2022 and that vested February 14, 2022 with a fair value of $91.47 as of the vesting date. Also includes 309 award units related to dividend equivalents on outstanding 2019 PSP awards that were reinvested in 2022 and that vested February 20, 2022 with a fair value of $89.67 as of the trading day immediately preceding the vesting date. Also includes 164 PSP award units as a performance adjustment to the 2019 PSP grant that vested on February 20, 2022 with a fair value of $89.67 as of the trading day immediately preceding the vesting date.
h.	Includes 4,127 restricted stock units related to the Executive Restricted Stock Unit Program award granted in 2021 for which restrictions were lapsed on November 30, 2021 to satisfy required tax withholding, with a fair value of $71.13 as of the vesting date. Also includes 9,607 PSP award units as a performance adjustment to the 2018 PSP grant that vested on February 20, 2021 with a fair value of $48.04 as of the trading day immediately preceding the vesting date.
i.	Includes 2,979 restricted stock units related to the Executive Restricted Stock Unit Program award granted in 2020 for which restrictions were lapsed on November 30, 2020 to satisfy required tax withholding, with a fair value of $40.79 as of the vesting date. Also includes 1,500 PSP award units as a performance adjustment to the 2017 PSP grant that vested on February 20, 2020 with a fair value of $59.07 as of the vesting date.
j.	The incremental fair value of unvested awards as of December 31, 2022 includes 6,780 restricted shares for LTIP VIII—PSP I initial payout, for which restrictions lapse at retirement; 106,204 restricted stock units related to grants for PSP I final payout—PSP VI, for which restrictions lapse following separation from service; 71,789 restricted stock units for PSP VIII and PSP VIII Tail for which Mr. Lance elected to defer lapsing of restrictions until separation of service; 80,063 restricted stock units related to the grant of Executive Restricted Stock Units in 2020, for which restrictions lapse three years from the grant date; 107,218 restricted stock units related to the grant of Executive Restricted Stock Units in 2021, for which restrictions lapse three years from the grant date; 154,387 PSP award units related to the grant in 2020 based on initial target; and 206,781 PSP award units related to the grant in 2021 based on initial target. For these awards, the positive change in fair value equals the aggregate number of shares multiplied by $44.94, which is the excess of $117.11 (the fair value of the company’s common stock as of December 30, 2022) over $72.17 (the fair value of the company’s common stock as of December 31, 2021).
k.	The incremental fair value of unvested awards as of December 31, 2021 includes 6,949 restricted shares for LTIP VIII—PSP I initial payout, for which restrictions lapse at retirement; 1,168 restricted stock units for LTIP VIII—LTIP IX, for which restrictions lapse at retirement; 106,204 restricted stock units related to grants for PSP I final payout—PSP VI, for which restrictions lapse following separation from service; 71,789 restricted stock units for PSP VIII and PSP VIII Tail for which Mr. Lance elected to defer lapsing of restrictions until separation of service; 66,353 restricted stock units related to the grant of Executive Restricted Stock Units in 2019, for which restrictions lapse three years from the grant date; 77,717 restricted stock units related to the grant of Executive Restricted Stock Units in 2020, for which restrictions lapse three years from the grant date; 127,967 PSP award units related to the grant in 2019 based on initial target; and 149,863 PSP award units related to the grant in 2020 based on initial target. For these awards, the positive change in fair value equals the aggregate number of shares multiplied by $32.22, which is the excess of $72.17 (the fair value of the company’s common stock as of December 31, 2021) over $39.95 (the fair value of the company’s common stock as of December 31, 2020).
l.	The incremental fair value of unvested awards as of December 31, 2020 includes 7,118 restricted shares for LTIP VIII—PSP I initial payout, for which restrictions lapse at retirement; 2,335 restricted stock units for LTIP VIII—LTIP IX, for which restrictions lapse at retirement; 106,204 restricted stock units related to grants for PSP I final payout—PSP VI, for which restrictions lapse following separation from service; 71,789 restricted stock units for PSP VIII and PSP VIII Tail for which Mr. Lance elected to defer lapsing of restrictions until separation of service; 72,469 restricted stock units related to the grant of Executive Restricted Stock Units in 2018, for which restrictions lapse three years from the grant date; 63,725 restricted stock units related to the grant of Executive Restricted Stock Units in 2019, for which restrictions lapse three years from the grant date; 139,778 PSP award units related to the grant in 2018 based on initial target; and 122,899 PSP award units related to the grant in 2019 based on initial target. For these awards, the negative change in fair value equals the aggregate number of shares multiplied by negative $24.59, which is the difference between $39.95 (the fair value of the company’s common stock as of December 31, 2020) and $64.54 (the fair value of the company’s common stock as of December 31, 2019).
m.	The incremental fair value of awards vesting in 2022 includes 201,698 PSP award units related to the grant in 2019 that settled in cash based on performance as approved by the HRCC at its February 2022 meeting. For these awards, the positive change in fair value equals the aggregate number of shares multiplied by $17.50, which is the excess of $89.67 (the fair value of the company’s common stock as of the trading date immediately preceding the February 20, 2022 vesting date) over $72.17 (the fair value of the company’s common stock as of December 31, 2021). Also includes 68,356 restricted stock units related to the grant of Executive Restricted Stock Units in 2019 that vested and settled in stock on February 14, 2022. For these awards, the positive change in fair value equals the aggregate number of shares multiplied by $19.30, which is the excess of $91.47 (the fair value of the company’s common stock as of February 14, 2022) over $72.17 (the fair value of the company’s common stock as of December 31, 2021). Also includes 1,337 restricted stock and restricted stock units for LTIP VIII and LTIP IX with regard to which the HRCC approved lapsing restriction on October 5, 2022. For these awards, the change in fair value equals the aggregate number of shares multiplied by $43.34, which is the difference between $115.51 (the fair value of the company’s common stock as of October 5, 2022) over $72.17 (the fair value of the company’s common stock as of December 31, 2021).
n.	The incremental fair value of awards vesting in 2021 includes 201,429 PSP award units related to the grant in 2018 that settled in cash based on performance as approved by the HRCC at its February 2021 meeting. For these awards, the positive change in fair value equals the aggregate number of shares multiplied by $8.09, which is the excess of $48.04 (the fair value of the company’s common stock as of the trading date immediately preceding the February 20, 2021 vesting date) over $39.95 (the fair value of the company’s common stock as of December 31, 2020). Also includes 75,458 restricted stock units related to the grant of Executive Restricted Stock Units in 2018 that vested and settled in stock on February 13, 2021. For these awards, the positive change in fair value equals the aggregate number of shares multiplied by $6.64, which is the excess of $46.59 (the fair value of the company’s common stock as of the trading date immediately preceding February 13, 2021) over $39.95 (the fair value of the company’s common stock as of December 31, 2020). Also includes 1,336 restricted stock and restricted stock units for LTIP VIII and LTIP IX with regard to which the HRCC approved lapsing restriction on October 6, 2021. For these awards, the change in fair value equals the aggregate number of shares multiplied by $31.00, which is the difference between $70.95 (the fair value of the company’s common stock as of the vesting date) over $39.95 (the fair value of the company’s common stock as of December 31, 2020).
o.	The incremental fair value of awards vesting in 2020 includes 292,410 PSP award units related to the grant in 2017 that settled in cash based on performance as approved by the HRCC at its February 2020 meeting. For these awards, the negative change in fair value equals the aggregate number of shares multiplied by negative $5.47, which is the difference between $59.07 (the fair value of the company’s common stock as of the February 20, 2020 vesting date) and $64.54 (the fair value of the company’s common stock as of December 31, 2019). Also includes 162,965 restricted stock units related to PSP X for which restrictions lapsed on February 18, 2020. For these awards, the negative change in fair value equals the aggregate number of shares multiplied by negative $6.40, which is the difference between $58.14 (the fair value of the company’s common stock as of the vesting date) and $64.54 (the fair value of the company’s common stock as of December 31, 2019). Also includes 1,336 restricted stock and restricted stock units for LTIP VIII and LTIP IX with regard to which the HRCC approved lapsing restrictions. For these awards, the negative change in fair value equals the aggregate number of shares multiplied by negative $2.78, which is the difference between $61.76 (the fair value of the company’s common stock as of the vesting date) and $64.54 (the fair value of the company’s common stock as of December 31, 2019). Also includes 168,934 nonqualified stock options granted under the Stock Option Program in 2017 and vesting on February 14, 2020. For these stock options, the negative change in the fair value of the option awards was $4.20 per option, determined as the difference between the $13.20 value on the vesting date and the $17.40 value on December 31, 2019, in each case determining value under FASB ASC Topic 718 using a Black-Scholes-Merton-based methodology.
p.	Includes an average of 27,064 PSP award units (including promotional award units) granted in 2022 based on initial target, an average of 12,203 Executive Restricted Stock Unit awards granted in 2022, and 6,082 award units related to dividend equivalents on outstanding unvested awards reinvested in 2022, each with a fair value of $117.11 as of December 30, 2022 (the last trading day of 2022). In addition, the incremental value includes an average of projected 10,070 PSP award units related to the 2020 PSP grant as adjusted for actual performance above target through December 31, 2022. For these average projected 2020 PSP awards above target, the incremental fair value as of December 30, 2022 equals $117.11 per share because the average 2020 PSP award only included target shares at the end of the prior year. The average 2022 PSP awards and related reinvested dividend equivalents are shown at target for the year of grant because that is the probable payout as of the end of that year. The average 2020 PSP awards vesting and settling in 2023 are adjusted for actual performance because that is the probable payout based on performance through the end of the performance period (ending December 31, 2022) even though the HRCC retained the discretion to adjust the payout until the time of settlement in February of 2023.
q.	Includes an average of 34,980 PSP award units (including promotional awards) granted in 2021 based on initial target, an average of 14,154 Executive Restricted Stock Units granted in 2021, an average of 26,142 off-cycle inducement award units granted in 2021 in connection with the acquisition of Concho Resources Inc., and an average of 3,637 award units related to dividend equivalents on outstanding unvested awards reinvested in 2021, each with a fair value of $72.17 as of December 31, 2021. In addition, the incremental value includes an average of 14,051 projected PSP award units related to the 2019 PSP grant as adjusted for actual performance above target through December 31, 2021. For these average projected 2019 PSP awards above target, the incremental fair value as of December 31, 2021 equals $72.17 per share because the average 2019 PSP award only included target shares at the end of the prior year. The average 2021 PSP awards are shown at target for the year of grant because that is the probable payout as of the end of that year. The average 2019 PSP awards vesting and settling in 2022 are adjusted for actual performance because that is the probable payout based on performance through the end of the performance period (ending December 31, 2021) even though the HRCC retained the discretion to adjust the payout until the time of settlement in February of 2022.
r.	Includes an average of 44,792 PSP award units (including promotional awards) granted in 2020 based on initial target, an average of 19,706 Executive Restricted Stock Units granted in 2020, and an average of 6,890 award units related to dividend equivalents on outstanding unvested awards reinvested in 2020, each with a fair value of $39.95 as of December 31, 2020. In addition, the incremental value includes an average of 15,197 projected PSP award units related to the 2018 PSP grant as adjusted for actual performance above target through December 31, 2020. For these average projected 2018 PSP awards above target, the incremental fair value as of December 31, 2020 equals $39.95 per share because the average 2018 PSP award only included target shares at the end of the prior year. The average 2020 PSP awards are shown at target for the year of grant because that is the probable payout as of the end of that year. The average 2018 PSP awards vesting and settling in 2021 are adjusted for actual performance because that is the probable payout based on performance through the end of the performance period (ending December 31, 2020) even though the HRCC retained the discretion to adjust the payout until the time of settlement in February of 2021.
s.	Includes an average of 251 restricted stock units related to the Executive Restricted Stock Unit Program award granted in 2022 for which restrictions were lapsed on November 29, 2022 to satisfy required tax withholding, with a fair value of $125.38 as of the vesting date. Also includes an average of 18 award units related to dividend equivalents on outstanding 2019 Executive Restricted Stock Unit awards that were reinvested in 2022 and that vested February 14, 2022 with a fair value of $91.47 as of the vesting date. Also includes an average of 44 award units related to dividend equivalents on outstanding 2019 PSP awards that were reinvested in 2022 and that vested February 20, 2022 with a fair value of $89.67 as of the trading day immediately preceding the vesting date. Also includes an average of 25 PSP award units as a performance adjustment to the 2019 PSP grant that vested on February 20, 2022 with a fair value of $89.67 as of the trading day immediately preceding the vesting date.
t.	Includes an average of 221 restricted stock units related to the Executive Restricted Stock Unit Program award granted in 2021 for which restrictions were lapsed on November 30, 2021 to satisfy required tax withholding, with a fair value of $71.13 as of the vesting date. Also includes an average of 1,693 PSP award units as a performance adjustment to the 2018 PSP grant that vested on February 20, 2021 with a fair value of $48.04 as of the trading day immediately preceding the vesting date. Also includes an average of 3,857 Executive Restricted Stock Unit Program awards and an average of 297 award units for related dividend equivalents granted in 2021 for which a prorated portion of restrictions were lapsed in connection with retirement, with a fair value of $74.91 as of the vesting date.
u.	Includes an average of 581 restricted stock units related to the Executive Restricted Stock Unit Program award granted in 2020 for which restrictions were lapsed on November 30, 2020 to satisfy required tax withholding, with a fair value of $40.79 as of the vesting date. Also includes an average of 357 PSP award units as a performance adjustment to the 2017 PSP grant that vested on February 20, 2020 with a fair value of $59.07 as of the vesting date.
v.	The incremental fair value of average unvested awards as of December 31, 2022 includes 4,871 restricted stock units related to grants for PSP I final payout—PSP VI, for which restrictions lapse following separation from service; 13,434 off-cycle inducement award units granted in 2021 in connection with the acquisition of Concho Resources Inc. for which restrictions lapse on January 15, 2023, the second anniversary of the grant date; 9,289 restricted stock units related to the grant of Executive Restricted Stock Units in 2020, for which restrictions lapse three years from the grant date; 17,661 restricted stock units related to the grant of Executive Restricted Stock Units in 2021, for which restrictions lapse three years from the grant date; 25,173 PSP award units related to the grant in 2020 based on initial target; and 37,351 PSP award units related to the grant in 2021 based on initial target. For these awards, the positive change in fair value equals the average number of shares multiplied by $44.94, which is the excess of $117.11 (the fair value of the company’s common stock as of December 30, 2022) over $72.17 (the fair value of the company’s common stock as of December 31, 2021).
w.	The incremental fair value of average unvested awards as of December 31, 2021 includes 4,871 restricted stock units related to grants for PSP I final payout—PSP VI, for which restrictions lapse following separation from service; 6,837 restricted stock units related to the grant of Executive Restricted Stock Units in 2019, for which restrictions lapse three years from the grant date; 8,078 restricted stock units related to the grant of Executive Restricted Stock Units in 2020, for which restrictions lapse three years from the grant date; 25,302 PSP award units related to the grant in 2019 based on initial target; and 26,142 PSP award units related to the grant in 2020 based on initial target. For these awards, the positive change in fair value equals the average number of shares multiplied by $32.22, which is the excess of $72.17 (the fair value of the company’s common stock as of December 31, 2021) over $39.95 (the fair value of the company’s common stock as of December 31, 2020).
x.	The incremental fair value of average unvested awards as of December 31, 2020 includes 17,828 restricted stock units related to grants for PSP I final payout—PSP VI, PSP IX, and PSP IX Tail, for which restrictions lapse following separation from service; 16,041 restricted stock units related to the grant of Executive Restricted Stock Units in 2018, for which restrictions lapse three years from the grant date; 16,868 restricted stock units related to the grant of Executive Restricted Stock Units in 2019, for which restrictions lapse three years from the grant date; 37,183 PSP award units related to the grant in 2018 based on initial target; 34,984 PSP award units related to the grant in 2019 based on initial target; and 783 restricted stock units related to an inducement grant at the beginning of employment, for which restrictions lapse three years from the grant date. For these awards, the negative change in fair value equals the average number of shares multiplied by negative $24.59, which is the difference between $39.95 (the fair value of the company’s common stock as of December 31, 2020) and $64.54 (the fair value of the company’s common stock as of December 31, 2019).
y.	The incremental fair value of average awards vesting in 2022 includes 28,509 PSP award units related to the grant in 2019 that settled in cash based on performance as approved by the HRCC at its February 2022 meeting. For these awards, the positive change in fair value equals the average number of shares multiplied by $17.50, which is the excess of $89.67 (the fair value of the company’s common stock as of the trading date immediately preceding the February 20, 2022 vesting date) over $72.17 (the fair value of the company’s common stock as of December 31, 2021). Also includes an average of 7,858 restricted stock units related to the grant of Executive Restricted Stock Units in 2019 that vested and settled in stock on February 14, 2022. For these awards, the positive change in fair value equals the aggregate number of shares multiplied by $19.30, which is the excess of $91.47 (the fair value of the company’s common stock as of February 14, 2022) over $72.17 (the fair value of the company’s common stock as of December 31, 2021). Also includes an average of 13,497 off-cycle inducement award units granted in 2021 in connection with the acquisition of Concho Resources Inc. for which restrictions lapsed on January 15, 2022, the first anniversary of the grant date. For this award, the positive change in fair value equals the average number of shares multiplied by $13.20, which is the excess of $85.37 (the fair value of the company’s common stock as of the trading date immediately preceding January 15, 2022) over $72.17 (the fair value of the company’s common stock as of December 31, 2021).
z.	The incremental fair value of average awards vesting in 2021 includes 38,991 PSP award units related to the grant in 2018 that settled in cash based on performance as approved by the HRCC at its February 2021 meeting. For these awards, the positive change in fair value equals the aggregate number of shares multiplied by $8.09, which is the excess of $48.04 (the fair value of the company’s common stock as of the trading date immediately preceding the February 20, 2021 vesting date) over $39.95 (the fair value of the company’s common stock as of December 31, 2020). Also includes an average of 11,816 restricted stock units related to the grant of Executive Restricted Stock Units in 2018 that vested and settled in stock on February 13, 2021. For these awards, the positive change in fair value equals the aggregate number of shares multiplied by $6.64, which is the excess of $46.59 (the fair value of the company’s common stock as of the trading date immediately preceding February 13, 2021) over $39.95 (the fair value of the company’s common stock as of December 31, 2020). Also includes an average of 12,606 restricted stock units related to the grants of Executive Restricted Stock Units in 2019 and 2020 that vested and settled in stock six months following separation from service. For these awards, the positive change in fair value equals the average number of shares multiplied by $34.96, which is the excess of $74.91 (the fair value of the company’s common stock on November 1, 2021) over $39.95 (the fair value of the company’s common stock as of December 31, 2020). Also includes an average of 783 restricted stock units related to an inducement grant in 2018 that vested and settled on October 4, 2021, the third anniversary of the date of grant. For these awards, the positive change in fair value equals the average number of shares multiplied by $31.67, which is the excess of $71.62 (the fair value of the company’s common stock on October 4, 2021) over $39.95 (the fair value of the company’s common stock as of December 31, 2020).
aa.	The incremental fair value of average awards vesting in 2020 includes 69,527 PSP award units related to the grant in 2017 that settled in cash based on performance as approved by the HRCC at its February 2020 meeting. For these awards, the negative change in fair value equals the average number of shares multiplied by negative $5.47, which is the difference between $59.07 (the fair value of the company’s common stock as of the February 20, 2020 vesting date) and $64.54 (the fair value of the company’s common stock as of December 31, 2019). Also includes an average of 26,729 restricted stock units related to PSP X for which restrictions lapsed on February 18, 2020. For these awards, the negative change in fair value equals the aggregate number of shares multiplied by negative $6.40, which is the difference between $58.14 (the fair value of the company’s common stock on February 18, 2020) and $64.54 (the fair value of the company’s common stock as of December 31, 2019). Also includes an average of 33,540 nonqualified stock options granted under the Stock Option Program in 2017 and vesting on February 14, 2020. For these stock options, the negative change in the fair value of the option awards was $4.20 per option, determined as the difference between the $13.20 value on the vesting date and the $17.40 value on December 31, 2019.
ab.	The incremental fair value of average awards forfeited in 2021 includes 8,770 PSP award units related to the grant in 2019 and 2020 with a fair value of $39.95 (the fair value of the company’s common stock as of December 31, 2020).

(4)	The five NEOs included for the 2022 Average SCT Total for Non-CEO NEOs and the Average CAP for Non-CEO NEOs are: W.L. Bullock, Jr., T.A. Leach, D.E. Macklon, N.G. Olds, and K.B. Rose. The five NEOs included for the 2021 Average SCT Total for Non-CEO NEOs and the Average CAP for Non-CEO NEOs are: W.L. Bullock, Jr., T.A. Leach, D.E. Macklon, M.J. Fox (retired effective July 1, 2021) and K.B. Rose. The five NEOs included for the 2020 Average SCT Total for Non-CEO NEOs and the Average CAP for Non-CEO NEOs are: W.L. Bullock, Jr., M.J. Fox, D.E. Macklon, K.B. Rose, and D.E. Wallette, Jr. (retired effective December 31, 2020).
(5)	Company TSR shown for 2020 is the value as of December 31, 2020 of a hypothetical investment of $100 in ConocoPhillips stock on December 31, 2019 with all dividends reinvested. The amount shown in 2021 is the cumulative value of that hypothetical investment (with all dividends reinvested) as of December 31, 2021. The amount shown in 2022 is the cumulative value of that hypothetical investment (with all dividends reinvested) as of December 30, 2022 (the last trading day in 2022).
(6)	Peer Group TSR shown for 2020 is the value as of December 31, 2020 of a hypothetical investment of $100 in the stock of our performance peer group on December 31, 2019 with all dividends reinvested. The amount shown in 2021 is the cumulative value of that hypothetical investment (with all dividends reinvested) as of December 31, 2021. The amount shown in 2022 is the cumulative value of that hypothetical investment (with all dividends reinvested) as of December 30, 2022 (the last trading day in 2022). For this purpose and for all years shown in the table, our performance peer group consists of APA Corporation, Chevron Corporation, Devon Energy Corporation, EOG Resources, Inc., ExxonMobil Corporation, Hess Corporation, Marathon Oil Corporation, and Occidental Petroleum Corporation (see “Measuring Performance – Performance Peer Group” on page 81 for a description of how we select our performance peer group), and Peer Group TSR is weighted according to each peers’ stock market capitalization at the beginning of each annual period. While TSR for our peer group includes the S&P 500 Total Return Index for purposes of compensation decisions as discussed in “Measuring Performance – Performance Peer Group” on page 81, in accordance with SEC regulations the S&P 500 Total Return Index is not included in Peer Group TSR as shown in the table above. In October 2020, Chevron Corporation acquired Noble Energy, Inc. Prior to the acquisition, Noble Energy, Inc. was a member of our performance peer group, but after the acquisition, we retained only the combined company for the entire period so that Noble Energy, Inc. effectively ceased to be a member of the peer group retroactive to January 1, 2020.
(7)	Relative total shareholder return is measured as a percentile rank relative to peers as described in “Relative Total Shareholder Return” and “Performance-Based Pay Programs” on pages 80 and 73.

Company Selected Measure Name		1-Year Relative TSR
Named Executive Officers, Footnote [Text Block]								(4) The five NEOs included for the 2022 Average SCT Total for Non-CEO NEOs and the Average CAP for Non-CEO NEOs are: W.L. Bullock, Jr., T.A. Leach, D.E. Macklon, N.G. Olds, and K.B. Rose. The five NEOs included for the 2021 Average SCT Total for Non-CEO NEOs and the Average CAP for Non-CEO NEOs are: W.L. Bullock, Jr., T.A. Leach, D.E. Macklon, M.J. Fox (retired effective July 1, 2021) and K.B. Rose. The five NEOs included for the 2020 Average SCT Total for Non-CEO NEOs and the Average CAP for Non-CEO NEOs are: W.L. Bullock, Jr., M.J. Fox, D.E. Macklon, K.B. Rose, and D.E. Wallette, Jr. (retired effective December 31, 2020).
Peer Group Issuers, Footnote [Text Block]		Peer Group TSR shown for 2020 is the value as of December 31, 2020 of a hypothetical investment of $100 in the stock of our performance peer group on December 31, 2019 with all dividends reinvested. The amount shown in 2021 is the cumulative value of that hypothetical investment (with all dividends reinvested) as of December 31, 2021. The amount shown in 2022 is the cumulative value of that hypothetical investment (with all dividends reinvested) as of December 30, 2022 (the last trading day in 2022). For this purpose and for all years shown in the table, our performance peer group consists of APA Corporation, Chevron Corporation, Devon Energy Corporation, EOG Resources, Inc., ExxonMobil Corporation, Hess Corporation, Marathon Oil Corporation, and Occidental Petroleum Corporation (see “Measuring Performance – Performance Peer Group” on page 81 for a description of how we select our performance peer group), and Peer Group TSR is weighted according to each peers’ stock market capitalization at the beginning of each annual period. While TSR for our peer group includes the S&P 500 Total Return Index for purposes of compensation decisions as discussed in “Measuring Performance – Performance Peer Group” on page 81, in accordance with SEC regulations the S&P 500 Total Return Index is not included in Peer Group TSR as shown in the table above. In October 2020, Chevron Corporation acquired Noble Energy, Inc. Prior to the acquisition, Noble Energy, Inc. was a member of our performance peer group, but after the acquisition, we retained only the combined company for the entire period so that Noble Energy, Inc. effectively ceased to be a member of the peer group retroactive to January 1, 2020.
PEO Total Compensation Amount		$ 19,972,339		$ 23,886,640		$ 28,054,551
PEO Actually Paid Compensation Amount		$ 74,688,355		59,903,247		31,889
Adjustment To PEO Compensation, Footnote [Text Block]
CEO SCT Total to CAP Reconciliation	2022		2021		2020
SCT Total	$19,972,339		$23,886,640		$28,054,551
Minus the increase in actuarial present value of pensions shown under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT	–		(2,515,751)		(11,020,463)
Plus the “service cost” of such pensions[a]	1,141,445		1,343,503		1,042,259
Plus the “prior service cost” of such pensions[b]	–		–		–
Minus the grant date fair value of awards shown under the “Stock Awards” column of the SCT[c]	(14,308,868)		(14,405,706)		(12,977,895)
Minus the grant date fair value of awards shown under the “Option Awards” column of the SCT[c]	–		–		–
Plus the year end fair value of equity awards granted during the year and unvested at year end[c]	28,749,127	[d]	28,624,757	[e]	11,981,608 [f]
Plus the vesting date fair value of equity awards granted and vesting during the year[c]	322,229	[g]	755,029	[h]	210,111 [i]
Plus or minus the change in fair value from prior year end to current year end of outstanding equity awards granted in a prior year and unvested at year end[c]	32,947,368	[j]	19,593,032	[k]	(14,414,597)[l]
Plus or minus the change in fair value from prior year end to the vesting date of equity awards granted in a prior year and vesting during the year[c]	4,905,247	[m]	2,171,135	[n]	(3,354,040)[o]
Minus the prior year end fair value of equity awards forfeited during the year[c]	–		–		–
Plus dividends or other earnings paid during the year and prior to the vesting date of any equity awards and not otherwise included in the SCT total	959,468		450,608		510,355
Equals CAP	$74,688,355		$59,903,247		$31,889

Non-PEO NEO Average Total Compensation Amount		$ 6,133,798		7,379,438		7,352,737
Non-PEO NEO Average Compensation Actually Paid Amount		$ 14,617,414		12,790,641		1,715,641
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Non-CEO NEOs Average SCT Total to Average CAP Reconciliation	2022		2021		2020
Average SCT Total	$6,133,798		$7,379,438		$7,352,737
Minus the average increase in actuarial present value of pensions shown under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT	(289,810)		(62,824)		(1,944,896)
Plus the average “service cost” of such pensions[a]	160,694		133,552		205,051
Plus the average “prior service cost” of such pensions[b]	–		–		–
Minus the average grant date fair value of awards shown under the “Stock Awards” column of the SCT[c]	(3,626,800)		(4,621,581)		(3,740,342)
Minus the grant date fair value of awards shown under the “Option Awards” column of the SCT[c]	–		–		–
Plus the average year end fair value of equity awards granted during the year and unvested at year end[c]	6,490,104	[p]	6,709,767	[q]	3,459,078	[r]
Plus the average vesting date fair value of equity awards granted and vesting during the year[c]	39,272	[s]	408,188	[t]	44,781	[u]
Plus or minus the average change in fair value from prior year end to current year end of outstanding equity awards granted in a prior year and unvested at year end[c]	4,843,066	[v]	2,295,351	[w]	(3,040,850)[x]
Plus or minus the average change in fair value from prior year end to the vesting date of equity awards granted in a prior year and vesting during the year[c]	828,449	[y]	859,306	[z]	(691,948	)aa
Minus the average prior year end fair value of equity awards forfeited during the year[c]	–		(350,375	)ab	–
Plus average dividends or other earnings paid on equity awards during the year and prior to the vesting date and not otherwise included above	38,641		39,819		72,030
Equals CAP	$14,617,414		$12,790,641		$1,715,641

Equity Valuation Assumption Difference, Footnote [Text Block]		Amounts shown are based on the fair value of awards as determined in accordance with FASB ASC Topic 718. See the “Employee Benefit Plans” section of Note 16 in the Notes to Consolidated Financial Statements in ConocoPhillips’ 2022 Annual Report on Form 10-K for a discussion of the relevant assumptions used in this determination. For options, fair value is determined under FASB ASC Topic 718 using a Black-Scholes-Merton-based methodology and the following assumptions: for December 31, 2019 the model used a risk-free interest rate of 1.64%, a dividend yield of 3.0%, a volatility factor of 27.97% and an expected life of 3.52 years; for February 14, 2020 (the final vesting date of the options granted in 2017) the model used a risk-free interest rate of 1.41%, a dividend yield of 3.0%, a volatility factor of 27.68% and an expected life of 3.39 years. Amounts in the CAP Reconciliation Tables (other than totals shown in the first and last rows) are actual amounts rounded to the nearest dollar, and the total CAP is the sum of the amounts shown. In the following footnotes award descriptions are rounded to the nearest share, and fair values are rounded to the nearest penny.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]		COMPENSATION ACTUALLY PAID VS. COMPANY AND PEER TSR For purposes of this chart, company TSR and peer TSR are calculated as described in footnotes (5) and (6) on page 121
Compensation Actually Paid vs. Net Income [Text Block]		COMPENSATION ACTUALLY PAID VS. NET INCOME
Compensation Actually Paid vs. Company Selected Measure [Text Block]

COMPENSATION ACTUALLY PAID VS. 1-YEAR RELATIVE TOTAL
SHAREHOLDER RETURNS

Note: As discussed under “Components of Executive Compensation – Performance-Based Pay Programs” on page 73, the HRCC evaluates performance for purposes of PSP payouts using relative TSR measured over a three-year performance period because a multi-year performance period helps to focus management on longer-term results. Performance-based equity grants under the PSP are the largest individual component of target compensation for the NEOs (see “Philosophy and Principles of our Executive Compensation Program – Pay for Performance” on page 71). One-year relative TSR is used for purposes of evaluating VCIP payout for 2020-2022 (see “Process for Determining Executive Compensation – Relative Total Shareholder Return (VCIP and PSP)” on page 80) and was selected because it complies with recent guidance that requires the selected measure to be determined exclusively over the most recently completed fiscal year and that prohibits the use of multi-year performance measures as the company-selected measure in the Pay Versus Performance Table.

For purposes of this chart, relative TSR is calculated as described in footnote (6) on page 121.

Tabular List [Table Text Block]

Linking Pay and Performance

The items below represent the most important performance measures ConocoPhillips used to link company performance to compensation, as reflected in CAP, to the NEOs for the 2022 fiscal year.

TABULAR LIST OF PERFORMANCE MEASURES
●	Relative Total Shareholder Return	●	Production
●	Relative Adjusted ROCE	●	HSE
●	Capital	●	Strategic, Operational, and ESG Milestones
●	Operating and Overhead Costs

Total Shareholder Return Amount		$ 203.11		119.06		64.02
Peer Group Total Shareholder Return Amount		183.13		105.36		66.5
Net Income (Loss)		$ 18,680,000,000		$ 8,079,000,000		$ (2,701,000,000)
Company Selected Measure Amount		43		69		57
PEO Name								Mr. Lance
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Relative Total Shareholder Return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Production
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Relative Adjusted ROCE
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		HSE
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Capital
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name		Strategic, Operational, and ESG Milestones
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name		Operating and Overhead Costs
PEO [Member] | Minus the increase in actuarial present value of pensions shown under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (2,515,751)		$ (11,020,463)
PEO [Member] | Plus the “service cost” of such pensions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]	1,141,445		1,343,503		1,042,259
PEO [Member] | Plus the “prior service cost” of such pensions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]
PEO [Member] | Minus the grant date fair value of awards shown under the “Stock Awards” column of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	(14,308,868)		(14,405,706)		(12,977,895)
PEO [Member] | Minus the grant date fair value of awards shown under the “Option Awards” column of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]
PEO [Member] | Plus the year end fair value of equity awards granted during the year and unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	28,749,127	[4]	28,624,757	[5]	11,981,608	[6]
PEO [Member] | Plus the vesting date fair value of equity awards granted and vesting during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	322,229	[7]	755,029	[8]	210,111	[9]
PEO [Member] | Plus or minus the change in fair value from prior year end to current year end of outstanding equity awards granted in a prior year and unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	32,947,368	[10]	19,593,032	[11]	(14,414,597)	[12]
PEO [Member] | Plus or minus the change in fair value from prior year end to the vesting date of equity awards granted in a prior year and vesting during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	4,905,247	[13]	2,171,135	[14]	(3,354,040)	[15]
PEO [Member] | Minus the prior year end fair value of equity awards forfeited during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]
PEO [Member] | Plus dividends or other earnings paid during the year and prior to the vesting date of any equity awards and not otherwise included in the SCT total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		959,468		450,608		510,355
Non-PEO NEO [Member] | Minus the grant date fair value of awards shown under the “Option Awards” column of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]
Non-PEO NEO [Member] | Minus the average increase in actuarial present value of pensions shown under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(289,810)		(62,824)		(1,944,896)
Non-PEO NEO [Member] | Plus the average “service cost” of such pensions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]	160,694		133,552		205,051
Non-PEO NEO [Member] | Plus the average “prior service cost” of such pensions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]
Non-PEO NEO [Member] | Minus the average grant date fair value of awards shown under the “Stock Awards” column of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	(3,626,800)		(4,621,581)		(3,740,342)
Non-PEO NEO [Member] | Plus the average year end fair value of equity awards granted during the year and unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	6,490,104	[16]	6,709,767	[17]	3,459,078	[18]
Non-PEO NEO [Member] | Plus the average vesting date fair value of equity awards granted and vesting during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	39,272	[19]	408,188	[20]	44,781	[21]
Non-PEO NEO [Member] | Plus or minus the average change in fair value from prior year end to current year end of outstanding equity awards granted in a prior year and unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	4,843,066	[22]	2,295,351	[23]	(3,040,850)	[24]
Non-PEO NEO [Member] | Plus or minus the average change in fair value from prior year end to the vesting date of equity awards granted in a prior year and vesting during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	828,449	[25]	859,306	[26]	(691,948)	[27]
Non-PEO NEO [Member] | Minus the average prior year end fair value of equity awards forfeited during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]			(350,375)	[28]
Non-PEO NEO [Member] | Plus average dividends or other earnings paid on equity awards during the year and prior to the vesting date and not otherwise included above [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 38,641		$ 39,819		$ 72,030

[1]	The “service cost” is the actuarial present value of defined benefit pensions that is attributable to services rendered during the year. See “Pension Benefits” starting on page 104 for a description of the formulas for the pension earned each year. Eligible compensation for purposes of this calculation for Mr. Lance is $$6,542,089 for 2022, $6,394,756 for 2021, and $6,394,756 for 2020 and for the Non-CEO NEOs who participated in the pension plans is an average of $2,169,138 for 2022, $1,694,492 for 2021, and $1,531,708 for 2020.
[2]	The “prior service cost” is the total additional cost of defined benefit pension benefits for prior years that is attributed to amendments during the year. No such amendments were adopted effective in any of the years shown.
[3]	Amounts shown are based on the fair value of awards as determined in accordance with FASB ASC Topic 718. See the “Employee Benefit Plans” section of Note 16 in the Notes to Consolidated Financial Statements in ConocoPhillips’ 2022 Annual Report on Form 10-K for a discussion of the relevant assumptions used in this determination. For options, fair value is determined under FASB ASC Topic 718 using a Black-Scholes-Merton-based methodology and the following assumptions: for December 31, 2019 the model used a risk-free interest rate of 1.64%, a dividend yield of 3.0%, a volatility factor of 27.97% and an expected life of 3.52 years; for February 14, 2020 (the final vesting date of the options granted in 2017) the model used a risk-free interest rate of 1.41%, a dividend yield of 3.0%, a volatility factor of 27.68% and an expected life of 3.39 years. Amounts in the CAP Reconciliation Tables (other than totals shown in the first and last rows) are actual amounts rounded to the nearest dollar, and the total CAP is the sum of the amounts shown. In the following footnotes award descriptions are rounded to the nearest share, and fair values are rounded to the nearest penny.
[4]	Includes 101,564 PSP award units granted in 2022 based on initial target, 52,657 Executive Restricted Stock Unit awards granted in 2022, and 30,060 award units related to dividend equivalents on outstanding unvested awards reinvested in 2022, each with a fair value of $117.11 as of December 30, 2022 (the last trading day of 2022). In addition, the incremental value includes projected 61,207 PSP award units related to the 2020 PSP grant as adjusted for actual performance above target through December 31, 2022. For these projected 2020 PSP awards above target, the incremental fair value as of December 30, 2022 equals $117.11 per share because the 2020 PSP award only included target shares at the end of the prior year. The 2022 PSP awards and related reinvested dividend equivalents are shown at target for the year of grant because that is the probable payout as of the end of that year. The 2020 PSP awards vesting and settling in 2023 are adjusted for actual performance because that is the probable payout based on performance through the end of the performance period (ending December 31, 2022) even though the HRCC retained the discretion to adjust the payout until the time of settlement in February of 2023.
[5]	Includes 200,722 PSP award units granted in 2021 based on initial target, 104,076 Executive Restricted Stock Unit awards granted in 2021, and 21,936 award units related to dividend equivalents on outstanding unvested awards reinvested in 2021, each with a fair value of $72.17 as of December 31, 2021. In addition, the incremental value includes 69,869 projected PSP award units related to the 2019 PSP grant as adjusted for actual performance above target through December 31, 2021. For these projected 2019 PSP awards above target, the incremental fair value as of December 31, 2021 equals $72.17 per share because the 2019 PSP award only included target shares at the end of the prior year. The 2021 PSP awards and related reinvested dividend equivalents are shown at target for the year of grant because that is the probable payout as of the end of that year. The 2019 PSP awards vesting and settling in 2022 are adjusted for actual performance because that is the probable payout based on performance through the end of the performance period (ending December 31, 2021) even though the HRCC retained the discretion to adjust the payout until the time of settlement in February of 2022.
[6]	Includes 143,928 PSP award units granted in 2020 based on initial target, 74,639 Executive Restricted Stock Units granted in 2020, and 25,461 award units related to dividend equivalents on outstanding unvested awards reinvested in 2020, each with a fair value of $39.95 as of December 31, 2020. In addition, the incremental value includes 55,887 projected PSP award units related to the 2018 PSP grant as adjusted for actual performance above target through December 31, 2020. For these projected 2018 PSP awards above target, the incremental fair value as of December 31, 2020 equals $39.95 per share because the 2018 PSP award only included target shares at the end of the prior year. The 2020 PSP awards and related reinvested dividend equivalents are shown at target for the year of grant because that is the probable payout as of the end of that year. The 2018 PSP awards vesting and settling in 2021 are adjusted for actual performance because that is the probable payout based on performance through the end of the performance period (ending December 31, 2020) even though the HRCC retained the discretion to adjust the payout until the time of settlement in February of 2021.
[7]	Includes 2,115 restricted stock units related to the Executive Restricted Stock Unit Program award granted in 2022 for which restrictions were lapsed on November 29, 2022 to satisfy required tax withholding, with a fair value of $125.38 as of the vesting date. Also includes 160 award units related to dividend equivalents on outstanding 2019 Executive Restricted Stock Unit awards that were reinvested in 2022 and that vested February 14, 2022 with a fair value of $91.47 as of the vesting date. Also includes 309 award units related to dividend equivalents on outstanding 2019 PSP awards that were reinvested in 2022 and that vested February 20, 2022 with a fair value of $89.67 as of the trading day immediately preceding the vesting date. Also includes 164 PSP award units as a performance adjustment to the 2019 PSP grant that vested on February 20, 2022 with a fair value of $89.67 as of the trading day immediately preceding the vesting date.
[8]	Includes 4,127 restricted stock units related to the Executive Restricted Stock Unit Program award granted in 2021 for which restrictions were lapsed on November 30, 2021 to satisfy required tax withholding, with a fair value of $71.13 as of the vesting date. Also includes 9,607 PSP award units as a performance adjustment to the 2018 PSP grant that vested on February 20, 2021 with a fair value of $48.04 as of the trading day immediately preceding the vesting date.
[9]	Includes 2,979 restricted stock units related to the Executive Restricted Stock Unit Program award granted in 2020 for which restrictions were lapsed on November 30, 2020 to satisfy required tax withholding, with a fair value of $40.79 as of the vesting date. Also includes 1,500 PSP award units as a performance adjustment to the 2017 PSP grant that vested on February 20, 2020 with a fair value of $59.07 as of the vesting date.
[10]	The incremental fair value of unvested awards as of December 31, 2022 includes 6,780 restricted shares for LTIP VIII—PSP I initial payout, for which restrictions lapse at retirement; 106,204 restricted stock units related to grants for PSP I final payout—PSP VI, for which restrictions lapse following separation from service; 71,789 restricted stock units for PSP VIII and PSP VIII Tail for which Mr. Lance elected to defer lapsing of restrictions until separation of service; 80,063 restricted stock units related to the grant of Executive Restricted Stock Units in 2020, for which restrictions lapse three years from the grant date; 107,218 restricted stock units related to the grant of Executive Restricted Stock Units in 2021, for which restrictions lapse three years from the grant date; 154,387 PSP award units related to the grant in 2020 based on initial target; and 206,781 PSP award units related to the grant in 2021 based on initial target. For these awards, the positive change in fair value equals the aggregate number of shares multiplied by $44.94, which is the excess of $117.11 (the fair value of the company’s common stock as of December 30, 2022) over $72.17 (the fair value of the company’s common stock as of December 31, 2021).
[11]	The incremental fair value of unvested awards as of December 31, 2021 includes 6,949 restricted shares for LTIP VIII—PSP I initial payout, for which restrictions lapse at retirement; 1,168 restricted stock units for LTIP VIII—LTIP IX, for which restrictions lapse at retirement; 106,204 restricted stock units related to grants for PSP I final payout—PSP VI, for which restrictions lapse following separation from service; 71,789 restricted stock units for PSP VIII and PSP VIII Tail for which Mr. Lance elected to defer lapsing of restrictions until separation of service; 66,353 restricted stock units related to the grant of Executive Restricted Stock Units in 2019, for which restrictions lapse three years from the grant date; 77,717 restricted stock units related to the grant of Executive Restricted Stock Units in 2020, for which restrictions lapse three years from the grant date; 127,967 PSP award units related to the grant in 2019 based on initial target; and 149,863 PSP award units related to the grant in 2020 based on initial target. For these awards, the positive change in fair value equals the aggregate number of shares multiplied by $32.22, which is the excess of $72.17 (the fair value of the company’s common stock as of December 31, 2021) over $39.95 (the fair value of the company’s common stock as of December 31, 2020).
[12]	The incremental fair value of unvested awards as of December 31, 2020 includes 7,118 restricted shares for LTIP VIII—PSP I initial payout, for which restrictions lapse at retirement; 2,335 restricted stock units for LTIP VIII—LTIP IX, for which restrictions lapse at retirement; 106,204 restricted stock units related to grants for PSP I final payout—PSP VI, for which restrictions lapse following separation from service; 71,789 restricted stock units for PSP VIII and PSP VIII Tail for which Mr. Lance elected to defer lapsing of restrictions until separation of service; 72,469 restricted stock units related to the grant of Executive Restricted Stock Units in 2018, for which restrictions lapse three years from the grant date; 63,725 restricted stock units related to the grant of Executive Restricted Stock Units in 2019, for which restrictions lapse three years from the grant date; 139,778 PSP award units related to the grant in 2018 based on initial target; and 122,899 PSP award units related to the grant in 2019 based on initial target. For these awards, the negative change in fair value equals the aggregate number of shares multiplied by negative $24.59, which is the difference between $39.95 (the fair value of the company’s common stock as of December 31, 2020) and $64.54 (the fair value of the company’s common stock as of December 31, 2019).
[13]	The incremental fair value of awards vesting in 2022 includes 201,698 PSP award units related to the grant in 2019 that settled in cash based on performance as approved by the HRCC at its February 2022 meeting. For these awards, the positive change in fair value equals the aggregate number of shares multiplied by $17.50, which is the excess of $89.67 (the fair value of the company’s common stock as of the trading date immediately preceding the February 20, 2022 vesting date) over $72.17 (the fair value of the company’s common stock as of December 31, 2021). Also includes 68,356 restricted stock units related to the grant of Executive Restricted Stock Units in 2019 that vested and settled in stock on February 14, 2022. For these awards, the positive change in fair value equals the aggregate number of shares multiplied by $19.30, which is the excess of $91.47 (the fair value of the company’s common stock as of February 14, 2022) over $72.17 (the fair value of the company’s common stock as of December 31, 2021). Also includes 1,337 restricted stock and restricted stock units for LTIP VIII and LTIP IX with regard to which the HRCC approved lapsing restriction on October 5, 2022. For these awards, the change in fair value equals the aggregate number of shares multiplied by $43.34, which is the difference between $115.51 (the fair value of the company’s common stock as of October 5, 2022) over $72.17 (the fair value of the company’s common stock as of December 31, 2021).
[14]	The incremental fair value of awards vesting in 2021 includes 201,429 PSP award units related to the grant in 2018 that settled in cash based on performance as approved by the HRCC at its February 2021 meeting. For these awards, the positive change in fair value equals the aggregate number of shares multiplied by $8.09, which is the excess of $48.04 (the fair value of the company’s common stock as of the trading date immediately preceding the February 20, 2021 vesting date) over $39.95 (the fair value of the company’s common stock as of December 31, 2020). Also includes 75,458 restricted stock units related to the grant of Executive Restricted Stock Units in 2018 that vested and settled in stock on February 13, 2021. For these awards, the positive change in fair value equals the aggregate number of shares multiplied by $6.64, which is the excess of $46.59 (the fair value of the company’s common stock as of the trading date immediately preceding February 13, 2021) over $39.95 (the fair value of the company’s common stock as of December 31, 2020). Also includes 1,336 restricted stock and restricted stock units for LTIP VIII and LTIP IX with regard to which the HRCC approved lapsing restriction on October 6, 2021. For these awards, the change in fair value equals the aggregate number of shares multiplied by $31.00, which is the difference between $70.95 (the fair value of the company’s common stock as of the vesting date) over $39.95 (the fair value of the company’s common stock as of December 31, 2020). o. The incremental fair value of awards vesting in 2020 includes 292,410 PSP award units related to the grant in 2017 that settled in cash based on performance as approved by the HRCC at its February 2020 meeting. For these awards, the negative change in fair value equals the aggregate number of shares multiplied by negative $5.47, which is the difference between $59.07 (the fair value of the company’s common stock as of the February 20, 2020 vesting date) and $64.54 (the fair value of the company’s common stock as of December 31, 2019). Also includes 162,965 restricted stock units related to PSP X for which restrictions lapsed on February 18, 2020. For these awards, the negative change in fair value equals the aggregate number of shares multiplied by negative $6.40, which is the difference between $58.14 (the fair value of the company’s common stock as of the vesting date) and $64.54 (the fair value of the company’s common stock as of December 31, 2019). Also includes 1,336 restricted stock and restricted stock units for LTIP VIII and LTIP IX with regard to which the HRCC approved lapsing restrictions. For these awards, the negative change in fair value equals the aggregate number of shares multiplied by negative $2.78, which is the difference between $61.76 (the fair value of the company’s common stock as of the vesting date) and $64.54 (the fair value of the company’s common stock as of December 31, 2019). Also includes 168,934 nonqualified stock options granted under the Stock Option Program in 2017 and vesting on February 14, 2020. For these stock options, the negative change in the fair value of the option awards was $4.20 per option, determined as the difference between the $13.20 value on the vesting date and the $17.40 value on December 31, 2019, in each case determining value under FASB ASC Topic 718 using a Black-Scholes-Merton-based methodology. p. Includes an average of 27,064 PSP award units (including promotional award units) granted in 2022 based on initial target, an average of 12,203 Executive Restricted Stock Unit awards granted in 2022, and 6,082 award units related to dividend equivalents on outstanding unvested awards reinvested in 2022, each with a fair value of $117.11 as of December 30, 2022 (the last trading day of 2022). In addition, the incremental value includes an average of projected 10,070 PSP award units related to the 2020 PSP grant as adjusted for actual performance above target through December 31, 2022. For these average projected 2020 PSP awards above target, the incremental fair value as of December 30, 2022 equals $117.11 per share because the average 2020 PSP award only included target shares at the end of the prior year. The average 2022 PSP awards and related reinvested dividend equivalents are shown at target for the year of grant because that is the probable payout as of the end of that year. The average 2020 PSP awards vesting and settling in 2023 are adjusted for actual performance because that is the probable payout based on performance through the end of the performance period (ending December 31, 2022) even though the HRCC retained the discretion to adjust the payout until the time of settlement in February of 2023. q. Includes an average of 34,980 PSP award units (including promotional awards) granted in 2021 based on initial target, an average of 14,154 Executive Restricted Stock Units granted in 2021, an average of 26,142 off-cycle inducement award units granted in 2021 in connection with the acquisition of Concho Resources Inc., and an average of 3,637 award units related to dividend equivalents on outstanding unvested awards reinvested in 2021, each with a fair value of $72.17 as of December 31, 2021. In addition, the incremental value includes an average of 14,051 projected PSP award units related to the 2019 PSP grant as adjusted for actual performance above target through December 31, 2021. For these average projected 2019 PSP awards above target, the incremental fair value as of December 31, 2021 equals $72.17 per share because the average 2019 PSP award only included target shares at the end of the prior year. The average 2021 PSP awards are shown at target for the year of grant because that is the probable payout as of the end of that year. The average 2019 PSP awards vesting and settling in 2022 are adjusted for actual performance because that is the probable payout based on performance through the end of the performance period (ending December 31, 2021) even though the HRCC retained the discretion to adjust the payout until the time of settlement in February of 2022.
r.	Includes an average of 44,792 PSP award units (including promotional awards) granted in 2020 based on initial target, an average of 19,706 Executive Restricted Stock Units granted in 2020, and an average of 6,890 award units related to dividend equivalents on outstanding unvested awards reinvested in 2020, each with a fair value of $39.95 as of December 31, 2020. In addition, the incremental value includes an average of 15,197 projected PSP award units related to the 2018 PSP grant as adjusted for actual performance above target through December 31, 2020. For these average projected 2018 PSP awards above target, the incremental fair value as of December 31, 2020 equals $39.95 per share because the average 2018 PSP award only included target shares at the end of the prior year. The average 2020 PSP awards are shown at target for the year of grant because that is the probable payout as of the end of that year. The average 2018 PSP awards vesting and settling in 2021 are adjusted for actual performance because that is the probable payout based on performance through the end of the performance period (ending December 31, 2020) even though the HRCC retained the discretion to adjust the payout until the time of settlement in February of 2021.
s.	Includes an average of 251 restricted stock units related to the Executive Restricted Stock Unit Program award granted in 2022 for which restrictions were lapsed on November 29, 2022 to satisfy required tax withholding, with a fair value of $125.38 as of the vesting date. Also includes an average of 18 award units related to dividend equivalents on outstanding 2019 Executive Restricted Stock Unit awards that were reinvested in 2022 and that vested February 14, 2022 with a fair value of $91.47 as of the vesting date. Also includes an average of 44 award units related to dividend equivalents on outstanding 2019 PSP awards that were reinvested in 2022 and that vested February 20, 2022 with a fair value of $89.67 as of the trading day immediately preceding the vesting date. Also includes an average of 25 PSP award units as a performance adjustment to the 2019 PSP grant that vested on February 20, 2022 with a fair value of $89.67 as of the trading day immediately preceding the vesting date.
t.	Includes an average of 221 restricted stock units related to the Executive Restricted Stock Unit Program award granted in 2021 for which restrictions were lapsed on November 30, 2021 to satisfy required tax withholding, with a fair value of $71.13 as of the vesting date. Also includes an average of 1,693 PSP award units as a performance adjustment to the 2018 PSP grant that vested on February 20, 2021 with a fair value of $48.04 as of the trading day immediately preceding the vesting date. Also includes an average of 3,857 Executive Restricted Stock Unit Program awards and an average of 297 award units for related dividend equivalents granted in 2021 for which a prorated portion of restrictions were lapsed in connection with retirement, with a fair value of $74.91 as of the vesting date.
u.	Includes an average of 581 restricted stock units related to the Executive Restricted Stock Unit Program award granted in 2020 for which restrictions were lapsed on November 30, 2020 to satisfy required tax withholding, with a fair value of $40.79 as of the vesting date. Also includes an average of 357 PSP award units as a performance adjustment to the 2017 PSP grant that vested on February 20, 2020 with a fair value of $59.07 as of the vesting date.
v.	The incremental fair value of average unvested awards as of December 31, 2022 includes 4,871 restricted stock units related to grants for PSP I final payout—PSP VI, for which restrictions lapse following separation from service; 13,434 off-cycle inducement award units granted in 2021 in connection with the acquisition of Concho Resources Inc. for which restrictions lapse on January 15, 2023, the second anniversary of the grant date; 9,289 restricted stock units related to the grant of Executive Restricted Stock Units in 2020, for which restrictions lapse three years from the grant date; 17,661 restricted stock units related to the grant of Executive Restricted Stock Units in 2021, for which restrictions lapse three years from the grant date; 25,173 PSP award units related to the grant in 2020 based on initial target; and 37,351 PSP award units related to the grant in 2021 based on initial target. For these awards, the positive change in fair value equals the average number of shares multiplied by $44.94, which is the excess of $117.11 (the fair value of the company’s common stock as of December 30, 2022) over $72.17 (the fair value of the company’s common stock as of December 31, 2021).
w.	The incremental fair value of average unvested awards as of December 31, 2021 includes 4,871 restricted stock units related to grants for PSP I final payout—PSP VI, for which restrictions lapse following separation from service; 6,837 restricted stock units related to the grant of Executive Restricted Stock Units in 2019, for which restrictions lapse three years from the grant date; 8,078 restricted stock units related to the grant of Executive Restricted Stock Units in 2020, for which restrictions lapse three years from the grant date; 25,302 PSP award units related to the grant in 2019 based on initial target; and 26,142 PSP award units related to the grant in 2020 based on initial target. For these awards, the positive change in fair value equals the average number of shares multiplied by $32.22, which is the excess of $72.17 (the fair value of the company’s common stock as of December 31, 2021) over $39.95 (the fair value of the company’s common stock as of December 31, 2020).
x.	The incremental fair value of average unvested awards as of December 31, 2020 includes 17,828 restricted stock units related to grants for PSP I final payout—PSP VI, PSP IX, and PSP IX Tail, for which restrictions lapse following separation from service; 16,041 restricted stock units related to the grant of Executive Restricted Stock Units in 2018, for which restrictions lapse three years from the grant date; 16,868 restricted stock units related to the grant of Executive Restricted Stock Units in 2019, for which restrictions lapse three years from the grant date; 37,183 PSP award units related to the grant in 2018 based on initial target; 34,984 PSP award units related to the grant in 2019 based on initial target; and 783 restricted stock units related to an inducement grant at the beginning of employment, for which restrictions lapse three years from the grant date. For these awards, the negative change in fair value equals the average number of shares multiplied by negative $24.59, which is the difference between $39.95 (the fair value of the company’s common stock as of December 31, 2020) and $64.54 (the fair value of the company’s common stock as of December 31, 2019).
y.	The incremental fair value of average awards vesting in 2022 includes 28,509 PSP award units related to the grant in 2019 that settled in cash based on performance as approved by the HRCC at its February 2022 meeting. For these awards, the positive change in fair value equals the average number of shares multiplied by $17.50, which is the excess of $89.67 (the fair value of the company’s common stock as of the trading date immediately preceding the February 20, 2022 vesting date) over $72.17 (the fair value of the company’s common stock as of December 31, 2021). Also includes an average of 7,858 restricted stock units related to the grant of Executive Restricted Stock Units in 2019 that vested and settled in stock on February 14, 2022. For these awards, the positive change in fair value equals the aggregate number of shares multiplied by $19.30, which is the excess of $91.47 (the fair value of the company’s common stock as of February 14, 2022) over $72.17 (the fair value of the company’s common stock as of December 31, 2021). Also includes an average of 13,497 off-cycle inducement award units granted in 2021 in connection with the acquisition of Concho Resources Inc. for which restrictions lapsed on January 15, 2022, the first anniversary of the grant date. For this award, the positive change in fair value equals the average number of shares multiplied by $13.20, which is the excess of $85.37 (the fair value of the company’s common stock as of the trading date immediately preceding January 15, 2022) over $72.17 (the fair value of the company’s common stock as of December 31, 2021).
z. The incremental fair value of average awards vesting in 2021 includes 38,991 PSP award units related to the grant in 2018 that settled in cash based on performance as approved by the HRCC at its February 2021 meeting. For these awards, the positive change in fair value equals the aggregate number of shares multiplied by $8.09, which is the excess of $48.04 (the fair value of the company’s common stock as of the trading date immediately preceding the February 20, 2021 vesting date) over $39.95 (the fair value of the company’s common stock as of December 31, 2020). Also includes an average of 11,816 restricted stock units related to the grant of Executive Restricted Stock Units in 2018 that vested and settled in stock on February 13, 2021. For these awards, the positive change in fair value equals the aggregate number of shares multiplied by $6.64, which is the excess of $46.59 (the fair value of the company’s common stock as of the trading date immediately preceding February 13, 2021) over $39.95 (the fair value of the company’s common stock as of December 31, 2020).
[15]	The incremental fair value of awards vesting in 2020 includes 292,410 PSP award units related to the grant in 2017 that settled in cash based on performance as approved by the HRCC at its February 2020 meeting. For these awards, the negative change in fair value equals the aggregate number of shares multiplied by negative $5.47, which is the difference between $59.07 (the fair value of the company’s common stock as of the February 20, 2020 vesting date) and $64.54 (the fair value of the company’s common stock as of December 31, 2019). Also includes 162,965 restricted stock units related to PSP X for which restrictions lapsed on February 18, 2020. For these awards, the negative change in fair value equals the aggregate number of shares multiplied by negative $6.40, which is the difference between $58.14 (the fair value of the company’s common stock as of the vesting date) and $64.54 (the fair value of the company’s common stock as of December 31, 2019). Also includes 1,336 restricted stock and restricted stock units for LTIP VIII and LTIP IX with regard to which the HRCC approved lapsing restrictions. For these awards, the negative change in fair value equals the aggregate number of shares multiplied by negative $2.78, which is the difference between $61.76 (the fair value of the company’s common stock as of the vesting date) and $64.54 (the fair value of the company’s common stock as of December 31, 2019). Also includes 168,934 nonqualified stock options granted under the Stock Option Program in 2017 and vesting on February 14, 2020. For these stock options, the negative change in the fair value of the option awards was $4.20 per option, determined as the difference between the $13.20 value on the vesting date and the $17.40 value on December 31, 2019, in each case determining value under FASB ASC Topic 718 using a Black-Scholes-Merton-based methodology.
[16]	Includes an average of 27,064 PSP award units (including promotional award units) granted in 2022 based on initial target, an average of 12,203 Executive Restricted Stock Unit awards granted in 2022, and 6,082 award units related to dividend equivalents on outstanding unvested awards reinvested in 2022, each with a fair value of $117.11 as of December 30, 2022 (the last trading day of 2022). In addition, the incremental value includes an average of projected 10,070 PSP award units related to the 2020 PSP grant as adjusted for actual performance above target through December 31, 2022. For these average projected 2020 PSP awards above target, the incremental fair value as of December 30, 2022 equals $117.11 per share because the average 2020 PSP award only included target shares at the end of the prior year. The average 2022 PSP awards and related reinvested dividend equivalents are shown at target for the year of grant because that is the probable payout as of the end of that year. The average 2020 PSP awards vesting and settling in 2023 are adjusted for actual performance because that is the probable payout based on performance through the end of the performance period (ending December 31, 2022) even though the HRCC retained the discretion to adjust the payout until the time of settlement in February of 2023.
[17]	Includes an average of 34,980 PSP award units (including promotional awards) granted in 2021 based on initial target, an average of 14,154 Executive Restricted Stock Units granted in 2021, an average of 26,142 off-cycle inducement award units granted in 2021 in connection with the acquisition of Concho Resources Inc., and an average of 3,637 award units related to dividend equivalents on outstanding unvested awards reinvested in 2021, each with a fair value of $72.17 as of December 31, 2021. In addition, the incremental value includes an average of 14,051 projected PSP award units related to the 2019 PSP grant as adjusted for actual performance above target through December 31, 2021. For these average projected 2019 PSP awards above target, the incremental fair value as of December 31, 2021 equals $72.17 per share because the average 2019 PSP award only included target shares at the end of the prior year. The average 2021 PSP awards are shown at target for the year of grant because that is the probable payout as of the end of that year. The average 2019 PSP awards vesting and settling in 2022 are adjusted for actual performance because that is the probable payout based on performance through the end of the performance period (ending December 31, 2021) even though the HRCC retained the discretion to adjust the payout until the time of settlement in February of 2022.
[18]	Includes an average of 44,792 PSP award units (including promotional awards) granted in 2020 based on initial target, an average of 19,706 Executive Restricted Stock Units granted in 2020, and an average of 6,890 award units related to dividend equivalents on outstanding unvested awards reinvested in 2020, each with a fair value of $39.95 as of December 31, 2020. In addition, the incremental value includes an average of 15,197 projected PSP award units related to the 2018 PSP grant as adjusted for actual performance above target through December 31, 2020. For these average projected 2018 PSP awards above target, the incremental fair value as of December 31, 2020 equals $39.95 per share because the average 2018 PSP award only included target shares at the end of the prior year. The average 2020 PSP awards are shown at target for the year of grant because that is the probable payout as of the end of that year. The average 2018 PSP awards vesting and settling in 2021 are adjusted for actual performance because that is the probable payout based on performance through the end of the performance period (ending December 31, 2020) even though the HRCC retained the discretion to adjust the payout until the time of settlement in February of 2021.
[19]	Includes an average of 251 restricted stock units related to the Executive Restricted Stock Unit Program award granted in 2022 for which restrictions were lapsed on November 29, 2022 to satisfy required tax withholding, with a fair value of $125.38 as of the vesting date. Also includes an average of 18 award units related to dividend equivalents on outstanding 2019 Executive Restricted Stock Unit awards that were reinvested in 2022 and that vested February 14, 2022 with a fair value of $91.47 as of the vesting date. Also includes an average of 44 award units related to dividend equivalents on outstanding 2019 PSP awards that were reinvested in 2022 and that vested February 20, 2022 with a fair value of $89.67 as of the trading day immediately preceding the vesting date. Also includes an average of 25 PSP award units as a performance adjustment to the 2019 PSP grant that vested on February 20, 2022 with a fair value of $89.67 as of the trading day immediately preceding the vesting date.
[20]	Includes an average of 221 restricted stock units related to the Executive Restricted Stock Unit Program award granted in 2021 for which restrictions were lapsed on November 30, 2021 to satisfy required tax withholding, with a fair value of $71.13 as of the vesting date. Also includes an average of 1,693 PSP award units as a performance adjustment to the 2018 PSP grant that vested on February 20, 2021 with a fair value of $48.04 as of the trading day immediately preceding the vesting date. Also includes an average of 3,857 Executive Restricted Stock Unit Program awards and an average of 297 award units for related dividend equivalents granted in 2021 for which a prorated portion of restrictions were lapsed in connection with retirement, with a fair value of $74.91 as of the vesting date.
[21]	Includes an average of 581 restricted stock units related to the Executive Restricted Stock Unit Program award granted in 2020 for which restrictions were lapsed on November 30, 2020 to satisfy required tax withholding, with a fair value of $40.79 as of the vesting date. Also includes an average of 357 PSP award units as a performance adjustment to the 2017 PSP grant that vested on February 20, 2020 with a fair value of $59.07 as of the vesting date.
[22]	The incremental fair value of average unvested awards as of December 31, 2022 includes 4,871 restricted stock units related to grants for PSP I final payout—PSP VI, for which restrictions lapse following separation from service; 13,434 off-cycle inducement award units granted in 2021 in connection with the acquisition of Concho Resources Inc. for which restrictions lapse on January 15, 2023, the second anniversary of the grant date; 9,289 restricted stock units related to the grant of Executive Restricted Stock Units in 2020, for which restrictions lapse three years from the grant date; 17,661 restricted stock units related to the grant of Executive Restricted Stock Units in 2021, for which restrictions lapse three years from the grant date; 25,173 PSP award units related to the grant in 2020 based on initial target; and 37,351 PSP award units related to the grant in 2021 based on initial target. For these awards, the positive change in fair value equals the average number of shares multiplied by $44.94, which is the excess of $117.11 (the fair value of the company’s common stock as of December 30, 2022) over $72.17 (the fair value of the company’s common stock as of December 31, 2021).
[23]	The incremental fair value of average unvested awards as of December 31, 2021 includes 4,871 restricted stock units related to grants for PSP I final payout—PSP VI, for which restrictions lapse following separation from service; 6,837 restricted stock units related to the grant of Executive Restricted Stock Units in 2019, for which restrictions lapse three years from the grant date; 8,078 restricted stock units related to the grant of Executive Restricted Stock Units in 2020, for which restrictions lapse three years from the grant date; 25,302 PSP award units related to the grant in 2019 based on initial target; and 26,142 PSP award units related to the grant in 2020 based on initial target. For these awards, the positive change in fair value equals the average number of shares multiplied by $32.22, which is the excess of $72.17 (the fair value of the company’s common stock as of December 31, 2021) over $39.95 (the fair value of the company’s common stock as of December 31, 2020).
[24]	The incremental fair value of average unvested awards as of December 31, 2020 includes 17,828 restricted stock units related to grants for PSP I final payout—PSP VI, PSP IX, and PSP IX Tail, for which restrictions lapse following separation from service; 16,041 restricted stock units related to the grant of Executive Restricted Stock Units in 2018, for which restrictions lapse three years from the grant date; 16,868 restricted stock units related to the grant of Executive Restricted Stock Units in 2019, for which restrictions lapse three years from the grant date; 37,183 PSP award units related to the grant in 2018 based on initial target; 34,984 PSP award units related to the grant in 2019 based on initial target; and 783 restricted stock units related to an inducement grant at the beginning of employment, for which restrictions lapse three years from the grant date. For these awards, the negative change in fair value equals the average number of shares multiplied by negative $24.59, which is the difference between $39.95 (the fair value of the company’s common stock as of December 31, 2020) and $64.54 (the fair value of the company’s common stock as of December 31, 2019).
[25]	The incremental fair value of average awards vesting in 2022 includes 28,509 PSP award units related to the grant in 2019 that settled in cash based on performance as approved by the HRCC at its February 2022 meeting. For these awards, the positive change in fair value equals the average number of shares multiplied by $17.50, which is the excess of $89.67 (the fair value of the company’s common stock as of the trading date immediately preceding the February 20, 2022 vesting date) over $72.17 (the fair value of the company’s common stock as of December 31, 2021). Also includes an average of 7,858 restricted stock units related to the grant of Executive Restricted Stock Units in 2019 that vested and settled in stock on February 14, 2022. For these awards, the positive change in fair value equals the aggregate number of shares multiplied by $19.30, which is the excess of $91.47 (the fair value of the company’s common stock as of February 14, 2022) over $72.17 (the fair value of the company’s common stock as of December 31, 2021). Also includes an average of 13,497 off-cycle inducement award units granted in 2021 in connection with the acquisition of Concho Resources Inc. for which restrictions lapsed on January 15, 2022, the first anniversary of the grant date. For this award, the positive change in fair value equals the average number of shares multiplied by $13.20, which is the excess of $85.37 (the fair value of the company’s common stock as of the trading date immediately preceding January 15, 2022) over $72.17 (the fair value of the company’s common stock as of December 31, 2021).
[26]	For these awards, the positive change in fair value equals the aggregate number of shares multiplied by $8.09, which is the excess of $48.04 (the fair value of the company’s common stock as of the trading date immediately preceding the February 20, 2021 vesting date) over $39.95 (the fair value of the company’s common stock as of December 31, 2020). Also includes 75,458 restricted stock units related to the grant of Executive Restricted Stock Units in 2018 that vested and settled in stock on February 13, 2021. For these awards, the positive change in fair value equals the aggregate number of shares multiplied by $6.64, which is the excess of $46.59 (the fair value of the company’s common stock as of the trading date immediately preceding February 13, 2021) over $39.95 (the fair value of the company’s common stock as of December 31, 2020). Also includes 1,336 restricted stock and restricted stock units for LTIP VIII and LTIP IX with regard to which the HRCC approved lapsing restriction on October 6, 2021. For these awards, the change in fair value equals the aggregate number of shares multiplied by $31.00, which is the difference between $70.95 (the fair value of the company’s common stock as of the vesting date) over $39.95 (the fair value of the company’s common stock as of December 31, 2020). o. The incremental fair value of awards vesting in 2020 includes 292,410 PSP award units related to the grant in 2017 that settled in cash based on performance as approved by the HRCC at its February 2020 meeting. For these awards, the negative change in fair value equals the aggregate number of shares multiplied by negative $5.47, which is the difference between $59.07 (the fair value of the company’s common stock as of the February 20, 2020 vesting date) and $64.54 (the fair value of the company’s common stock as of December 31, 2019). Also includes 162,965 restricted stock units related to PSP X for which restrictions lapsed on February 18, 2020. For these awards, the negative change in fair value equals the aggregate number of shares multiplied by negative $6.40, which is the difference between $58.14 (the fair value of the company’s common stock as of the vesting date) and $64.54 (the fair value of the company’s common stock as of December 31, 2019). Also includes 1,336 restricted stock and restricted stock units for LTIP VIII and LTIP IX with regard to which the HRCC approved lapsing restrictions. For these awards, the negative change in fair value equals the aggregate number of shares multiplied by negative $2.78, which is the difference between $61.76 (the fair value of the company’s common stock as of the vesting date) and $64.54 (the fair value of the company’s common stock as of December 31, 2019). Also includes 168,934 nonqualified stock options granted under the Stock Option Program in 2017 and vesting on February 14, 2020. For these stock options, the negative change in the fair value of the option awards was $4.20 per option, determined as the difference between the $13.20 value on the vesting date and the $17.40 value on December 31, 2019, in each case determining value under FASB ASC Topic 718 using a Black-Scholes-Merton-based methodology. p. Includes an average of 27,064 PSP award units (including promotional award units) granted in 2022 based on initial target, an average of 12,203 Executive Restricted Stock Unit awards granted in 2022, and 6,082 award units related to dividend equivalents on outstanding unvested awards reinvested in 2022, each with a fair value of $117.11 as of December 30, 2022 (the last trading day of 2022). In addition, the incremental value includes an average of projected 10,070 PSP award units related to the 2020 PSP grant as adjusted for actual performance above target through December 31, 2022. For these average projected 2020 PSP awards above target, the incremental fair value as of December 30, 2022 equals $117.11 per share because the average 2020 PSP award only included target shares at the end of the prior year. The average 2022 PSP awards and related reinvested dividend equivalents are shown at target for the year of grant because that is the probable payout as of the end of that year. The average 2020 PSP awards vesting and settling in 2023 are adjusted for actual performance because that is the probable payout based on performance through the end of the performance period (ending December 31, 2022) even though the HRCC retained the discretion to adjust the payout until the time of settlement in February of 2023. q. Includes an average of 34,980 PSP award units (including promotional awards) granted in 2021 based on initial target, an average of 14,154 Executive Restricted Stock Units granted in 2021, an average of 26,142 off-cycle inducement award units granted in 2021 in connection with the acquisition of Concho Resources Inc., and an average of 3,637 award units related to dividend equivalents on outstanding unvested awards reinvested in 2021, each with a fair value of $72.17 as of December 31, 2021. In addition, the incremental value includes an average of 14,051 projected PSP award units related to the 2019 PSP grant as adjusted for actual performance above target through December 31, 2021. For these average projected 2019 PSP awards above target, the incremental fair value as of December 31, 2021 equals $72.17 per share because the average 2019 PSP award only included target shares at the end of the prior year. The average 2021 PSP awards are shown at target for the year of grant because that is the probable payout as of the end of that year. The average 2019 PSP awards vesting and settling in 2022 are adjusted for actual performance because that is the probable payout based on performance through the end of the performance period (ending December 31, 2021) even though the HRCC retained the discretion to adjust the payout until the time of settlement in February of 2022.
r.	Includes an average of 44,792 PSP award units (including promotional awards) granted in 2020 based on initial target, an average of 19,706 Executive Restricted Stock Units granted in 2020, and an average of 6,890 award units related to dividend equivalents on outstanding unvested awards reinvested in 2020, each with a fair value of $39.95 as of December 31, 2020. In addition, the incremental value includes an average of 15,197 projected PSP award units related to the 2018 PSP grant as adjusted for actual performance above target through December 31, 2020. For these average projected 2018 PSP awards above target, the incremental fair value as of December 31, 2020 equals $39.95 per share because the average 2018 PSP award only included target shares at the end of the prior year. The average 2020 PSP awards are shown at target for the year of grant because that is the probable payout as of the end of that year. The average 2018 PSP awards vesting and settling in 2021 are adjusted for actual performance because that is the probable payout based on performance through the end of the performance period (ending December 31, 2020) even though the HRCC retained the discretion to adjust the payout until the time of settlement in February of 2021.
s.	Includes an average of 251 restricted stock units related to the Executive Restricted Stock Unit Program award granted in 2022 for which restrictions were lapsed on November 29, 2022 to satisfy required tax withholding, with a fair value of $125.38 as of the vesting date. Also includes an average of 18 award units related to dividend equivalents on outstanding 2019 Executive Restricted Stock Unit awards that were reinvested in 2022 and that vested February 14, 2022 with a fair value of $91.47 as of the vesting date. Also includes an average of 44 award units related to dividend equivalents on outstanding 2019 PSP awards that were reinvested in 2022 and that vested February 20, 2022 with a fair value of $89.67 as of the trading day immediately preceding the vesting date. Also includes an average of 25 PSP award units as a performance adjustment to the 2019 PSP grant that vested on February 20, 2022 with a fair value of $89.67 as of the trading day immediately preceding the vesting date.
t.	Includes an average of 221 restricted stock units related to the Executive Restricted Stock Unit Program award granted in 2021 for which restrictions were lapsed on November 30, 2021 to satisfy required tax withholding, with a fair value of $71.13 as of the vesting date. Also includes an average of 1,693 PSP award units as a performance adjustment to the 2018 PSP grant that vested on February 20, 2021 with a fair value of $48.04 as of the trading day immediately preceding the vesting date. Also includes an average of 3,857 Executive Restricted Stock Unit Program awards and an average of 297 award units for related dividend equivalents granted in 2021 for which a prorated portion of restrictions were lapsed in connection with retirement, with a fair value of $74.91 as of the vesting date.
u.	Includes an average of 581 restricted stock units related to the Executive Restricted Stock Unit Program award granted in 2020 for which restrictions were lapsed on November 30, 2020 to satisfy required tax withholding, with a fair value of $40.79 as of the vesting date. Also includes an average of 357 PSP award units as a performance adjustment to the 2017 PSP grant that vested on February 20, 2020 with a fair value of $59.07 as of the vesting date.
v.	The incremental fair value of average unvested awards as of December 31, 2022 includes 4,871 restricted stock units related to grants for PSP I final payout—PSP VI, for which restrictions lapse following separation from service; 13,434 off-cycle inducement award units granted in 2021 in connection with the acquisition of Concho Resources Inc. for which restrictions lapse on January 15, 2023, the second anniversary of the grant date; 9,289 restricted stock units related to the grant of Executive Restricted Stock Units in 2020, for which restrictions lapse three years from the grant date; 17,661 restricted stock units related to the grant of Executive Restricted Stock Units in 2021, for which restrictions lapse three years from the grant date; 25,173 PSP award units related to the grant in 2020 based on initial target; and 37,351 PSP award units related to the grant in 2021 based on initial target. For these awards, the positive change in fair value equals the average number of shares multiplied by $44.94, which is the excess of $117.11 (the fair value of the company’s common stock as of December 30, 2022) over $72.17 (the fair value of the company’s common stock as of December 31, 2021).
w.	The incremental fair value of average unvested awards as of December 31, 2021 includes 4,871 restricted stock units related to grants for PSP I final payout—PSP VI, for which restrictions lapse following separation from service; 6,837 restricted stock units related to the grant of Executive Restricted Stock Units in 2019, for which restrictions lapse three years from the grant date; 8,078 restricted stock units related to the grant of Executive Restricted Stock Units in 2020, for which restrictions lapse three years from the grant date; 25,302 PSP award units related to the grant in 2019 based on initial target; and 26,142 PSP award units related to the grant in 2020 based on initial target. For these awards, the positive change in fair value equals the average number of shares multiplied by $32.22, which is the excess of $72.17 (the fair value of the company’s common stock as of December 31, 2021) over $39.95 (the fair value of the company’s common stock as of December 31, 2020).
x.	The incremental fair value of average unvested awards as of December 31, 2020 includes 17,828 restricted stock units related to grants for PSP I final payout—PSP VI, PSP IX, and PSP IX Tail, for which restrictions lapse following separation from service; 16,041 restricted stock units related to the grant of Executive Restricted Stock Units in 2018, for which restrictions lapse three years from the grant date; 16,868 restricted stock units related to the grant of Executive Restricted Stock Units in 2019, for which restrictions lapse three years from the grant date; 37,183 PSP award units related to the grant in 2018 based on initial target; 34,984 PSP award units related to the grant in 2019 based on initial target; and 783 restricted stock units related to an inducement grant at the beginning of employment, for which restrictions lapse three years from the grant date. For these awards, the negative change in fair value equals the average number of shares multiplied by negative $24.59, which is the difference between $39.95 (the fair value of the company’s common stock as of December 31, 2020) and $64.54 (the fair value of the company’s common stock as of December 31, 2019).
y.	The incremental fair value of average awards vesting in 2022 includes 28,509 PSP award units related to the grant in 2019 that settled in cash based on performance as approved by the HRCC at its February 2022 meeting. For these awards, the positive change in fair value equals the average number of shares multiplied by $17.50, which is the excess of $89.67 (the fair value of the company’s common stock as of the trading date immediately preceding the February 20, 2022 vesting date) over $72.17 (the fair value of the company’s common stock as of December 31, 2021). Also includes an average of 7,858 restricted stock units related to the grant of Executive Restricted Stock Units in 2019 that vested and settled in stock on February 14, 2022. For these awards, the positive change in fair value equals the aggregate number of shares multiplied by $19.30, which is the excess of $91.47 (the fair value of the company’s common stock as of February 14, 2022) over $72.17 (the fair value of the company’s common stock as of December 31, 2021). Also includes an average of 13,497 off-cycle inducement award units granted in 2021 in connection with the acquisition of Concho Resources Inc. for which restrictions lapsed on January 15, 2022, the first anniversary of the grant date. For this award, the positive change in fair value equals the average number of shares multiplied by $13.20, which is the excess of $85.37 (the fair value of the company’s common stock as of the trading date immediately preceding January 15, 2022) over $72.17 (the fair value of the company’s common stock as of December 31, 2021).
z. The incremental fair value of average awards vesting in 2021 includes 38,991 PSP award units related to the grant in 2018 that settled in cash based on performance as approved by the HRCC at its February 2021 meeting. For these awards, the positive change in fair value equals the aggregate number of shares multiplied by $8.09, which is the excess of $48.04 (the fair value of the company’s common stock as of the trading date immediately preceding the February 20, 2021 vesting date) over $39.95 (the fair value of the company’s common stock as of December 31, 2020). Also includes an average of 11,816 restricted stock units related to the grant of Executive Restricted Stock Units in 2018 that vested and settled in stock on February 13, 2021. For these awards, the positive change in fair value equals the aggregate number of shares multiplied by $6.64, which is the excess of $46.59 (the fair value of the company’s common stock as of the trading date immediately preceding February 13, 2021) over $39.95 (the fair value of the company’s common stock as of December 31, 2020). Also includes an average of 12,606 restricted stock units related to the grants of Executive Restricted Stock Units in 2019 and 2020 that vested and settled in stock six months following separation from service. For these awards, the positive change in fair value equals the average number of shares multiplied by $34.96, which is the excess of $74.91 (the fair value of the company’s common stock on November 1, 2021) over $39.95 (the fair value of the company’s common stock as of December 31, 2020). Also includes an average of 783 restricted stock units related to an inducement grant in 2018 that vested and settled on October 4, 2021, the third anniversary of the date of grant. For these awards, the positive change in fair value equals the average number of shares multiplied by $31.67, which is the excess of $71.62 (the fair value of the company’s common stock on October 4, 2021) over $39.95 (the fair value of the company’s common stock as of December 31, 2020).
[27]	The incremental fair value of average awards vesting in 2020 includes 69,527 PSP award units related to the grant in 2017 that settled in cash based on performance as approved by the HRCC at its February 2020 meeting. For these awards, the negative change in fair value equals the average number of shares multiplied by negative $5.47, which is the difference between $59.07 (the fair value of the company’s common stock as of the February 20, 2020 vesting date) and $64.54 (the fair value of the company’s common stock as of December 31, 2019). Also includes an average of 26,729 restricted stock units related to PSP X for which restrictions lapsed on February 18, 2020. For these awards, the negative change in fair value equals the aggregate number of shares multiplied by negative $6.40, which is the difference between $58.14 (the fair value of the company’s common stock on February 18, 2020) and $64.54 (the fair value of the company’s common stock as of December 31, 2019). Also includes an average of 33,540 nonqualified stock options granted under the Stock Option Program in 2017 and vesting on February 14, 2020. For these stock options, the negative change in the fair value of the option awards was $4.20 per option, determined as the difference between the $13.20 value on the vesting date and the $17.40 value on December 31, 2019.
[28]	The incremental fair value of average awards forfeited in 2021 includes 8,770 PSP award units related to the grant in 2019 and 2020 with a fair value of $39.95 (the fair value of the company’s common stock as of December 31, 2020).